Acquisitions, disposals and discontinued operations - Acquisition of Taxiaggregator (Details) - Taxiaggregator - RUB (₽) ₽ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Acquisitions
Percentage of voting equity interests acquired			80.00%
Percentage of equity owned by former owner			20.00%
The acquisition date fair value of the Group's previously held interest			₽ 116
Cash consideration			706
Total consideration transferred			822
Consideration paid	₽ 215	₽ 491
Net assets acquired:
Intangible assets			233
Software			64
Customer relationships			169
Deferred tax liabilities			(39)
Total identifiable net assets at fair value			194
Group's share of net assets acquired			156
Goodwill arising on acquisition			666
Goodwill expected to be deductible for income tax purposes			₽ 0
Expenses for information services
Acquisitions
Amounts for transactions recognised separately from business combination		₽ 139